Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 489	$ 424	$ 326
State	28	52	50
Total current	517	476	376
Deferred:
Federal	5	44	(43)
State		8	(8)
Total deferred	5	52	(51)
Taxes on income	$ 522	$ 528	$ 325